Note 8 - Property and Equipment and Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Less than one year	$ 140
Two to three years	297
Four to five years	307
Thereafter
	744
Effect of discounting	(203)
Present value of minimum lease payments - total lease obligation	541
Less: current portion	(74)
Long-term lease obligation	$ 467